Ordinary Share	12 Months Ended
Dec. 31, 2018
Federal Home Loan Banks [Abstract]
Ordinary Share
13.	Ordinary share

On August 19, 2013, the Company was incorporated as limited liability company with authorized share capital of US$50 divided into 50,000,000 shares with par value US$0.001 each. 30,000,000 shares were unissued and 20,000,000 issued and outstanding shares were designated as ordinary shares held by the founders.

On December 19, 2013, among the total 30,000,000 authorized but unissued shares, 26,354,499 shares were re-designated as Class A ordinary shares and 3,645,501 shares were re-designated as preferred shares. 20,000,000 issued and outstanding ordinary shares were re-designated as Class B ordinary shares. The Company issued 3,645,501 Series Seed Preferred Shares to third party investors on the same day. Thereafter, 26,354,499 Class A ordinary shares were authorized but unissued, 20,000,000 Class B ordinary shares and 3,645,501 Series Seed Preferred Shares were issued and outstanding. There was no financial impact to the Company on above re-designation.

On June 6, 2014, the Company’s shareholders and Board of Directors approved an increase in its authorized share capital from 50,000,000 to 100,000,000,000 share, with 70,823,395 Class A ordinary shares, 20,000,000 Class B ordinary shares, and 9,176,605 preferred shares. On the same day, the Company issued 5,531,104 Series A Preferred Shares to third party investors. Thereafter, 70,823,395 Class A ordinary shares were authorized but unissued, 20,000,000 Class B ordinary shares, 3,645,501 Series Seed Preferred Shares and 5,531,104 Series A Preferred Shares were issued and outstanding.

On July 14, 2015, the Company repurchased 229,010 Class B ordinary shares held by the founders, who were also the management of the Company, at the price of RMB 5,128 (US$839). The consideration that exceeded the fair value of the Class B ordinary shares at the date the repurchase with amount of RMB 2,230 (US$365) was charged as general and administrative expenses with a corresponding credit to the equity. Immediately after the closing of the repurchase of Class B ordinary shares, 7,666,701 authorized but unissued Class A ordinary shares together with 229,010 authorized but unissued Class B ordinary shares were re-designated as preferred shares. The Company issued 7,895,711 Series B Preferred Shares to third party investors on the same day. Thereafter, 63,156,694 Class A ordinary shares were authorized but unissued, 19,770,990 Class B ordinary shares, 3,645,501 Series Seed Preferred Shares, 5,531,104 Series A Preferred Shares and 7,895,711 Series B Preferred Shares were issued and outstanding. There was no financial impact to the Company on above re-designation.

On June 16, 2017, 5,295,380 authorized but unissued Class A ordinary shares were re-designated as preferred shares. The Company issued 5,295,380 Series C Preferred Shares to third party investors on the same day. Concurrently, 95,316 Class B ordinary shares held by the founders were re-designated as Class A ordinary shares. After this re-designation, the founders, who were also the management of the Company, sold 95,316 Class A ordinary shares to a third party investor (“Investor”) for a total cash consideration of RMB 6,117 (US$900). The consideration that exceeded the fair value of the Class A ordinary shares at the date the transaction with amount of RMB 2,399 (US$353) was charged as general and administrative expenses with a corresponding credit to the equity. On the same day, the Company issued 63,545 Class A ordinary shares to the Investor for a cash consideration of RMB 4,078 (US$600). Thereafter, 57,797,769 Class A ordinary shares were authorized but unissued, 158,861 Class A ordinary shares, 19,675,674 Class B ordinary shares, 3,645,501 Series Seed Preferred Shares, 5,531,104 Series A Preferred Shares, 7,895,711 Series B Preferred Shares and 5,295,380 Series C Preferred Shares were issued and outstanding. There was no financial impact to the Company on above re-designation.

The proceeds of the subscription capital from founding shareholders of RMB122 (US$18) were remained outstanding and such amount was presented as subscriptions receivable, a contra-equity balance on the consolidated balance sheets as of December 31, 2017 and 2018.

The Company has a dual class voting structure under which all of the ordinary shares held by the founders are designated as Class B ordinary shares and all of the other ordinary shares, including the shares held by others shareholders and automatic conversion of outstanding Preferred Shares, are designated as Class A ordinary shares. Class A and Class B ordinary shares have the same rights except for voting and conversion rights. Both of the Class A and Class B ordinary shares will be entitled to one vote per share before the qualified IPO. While upon the closing of the qualified IPO, holders of Class B ordinary shares will be entitled to ten votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

On October 1, 2018, the Company consummated its initial public offering on the New York Stock Exchange with a total 5,750,000 Class A ordinary share issued at a price of US$12.5 per share. After deducting underwriting discounts and commissions and other offering expenses, the net proceeds raised from the initial public offering amounted to approximately RMB441,166 (US$64,130)